CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 15,219	$ 28,257
Short-term and restricted bank deposits	10,330	14,008
Short-term marketable securities and accrued interest	7,966	345
Trade receivables (net of allowance for doubtful accounts of $ 1,461 and $ 2,146 at December 31, 2011 and 2012, respectively)	24,413	30,923
Other receivables and prepaid expenses	5,653	4,477
Deferred tax assets, net	1,621	2,600
Inventories	16,797	20,415
Total current assets	81,999	101,025
LONG-TERM ASSETS:
Long-term and restricted bank deposits	9,251	9,120
Long-term marketable securities	15,762	23,823
Investment in an affiliated company	1,084	1,251
Deferred tax assets, net	3,565	2,600
Severance pay funds	15,772	15,410
Total long-term assets	45,434	52,204
PROPERTY AND EQUIPMENT, NET	3,619	3,368
INTANGIBLE ASSETS, NET	2,857	3,985
GOODWILL	32,095	32,095
Total assets	166,004	192,677
LIABILITIES AND EQUITY
Short-term loan and current maturities of long-term bank loans	8,436	10,243
Trade payables	6,817	12,362
Other payables and accrued expenses	15,062	18,102
Deferred revenues	5,086	5,235
Total current liabilities	35,401	45,942
LONG-TERM LIABILITIES:
Accrued severance pay	16,284	16,106
Senior convertible notes	353	353
Long-term banks loans	14,477	22,912
Deferred revenues and other liabilities	1,192	1,345
Total long-term liabilities	32,306	40,716
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2011 and 2012; Issued: 49,159,897 shares at December 31, 2011 and 49,332,510 shares at December 31, 2012; Outstanding: 40,562,784 shares at December 31, 2011 and 37,975,803 shares at December 31, 2012	112	119
Additional paid-in capital	197,653	196,021
Treasury stock at cost- 8,597,113 shares as of December 31, 2011 and 11,356,707 shares at December 31, 2012	(35,768)	(29,055)
Accumulated other comprehensive income (loss)	1,303	(240)
Accumulated deficit	(65,003)	(60,826)
Total equity	98,297	106,019
Total liabilities and equity	$ 166,004	$ 192,677